Employee And Retiree Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Employee And Retiree Benefit Plans [Abstract]
Employee And Retiree Benefit Plans

Note 9 — Employee and Retiree Benefit Plans

PENSION AND POSTRETIREMENT PLANS — Murphy Oil has defined benefit pension plans that are principally noncontributory and cover most full-time employees. Upon separation from Murphy Oil, all amounts for these plans related to Murphy USA were frozen and retained by Murphy Oil. Therefore, the assets and liabilities related to Murphy USA employees in these plans are not included in these financial statements as Murphy USA is considered to be participating in multiple employer benefit plans due to co-mingling of various plan assets. However, the periodic benefit expense for each period includes the expense of the U.S. benefit plans. All U.S. tax qualified plans meet the funding requirements of federal laws and regulations. Murphy Oil also sponsors health care and life insurance benefit plans, which are not funded, that cover most retired U.S. employees. The health care benefits are contributory; the life insurance benefits are noncontributory. Murphy USA does not expect to have similar pension or post-retirement plans for its employees.

The table that follows provides the components of net periodic benefit expense associated with Company employees for the three months ended March 31, 2013 as there was no comparable expense for the three months ended March 31, 2014.

	Three Months Ended March 31,
			Other Postretirement
	Pension Benefits		Benefits
(Thousands of dollars)	2014	2013	2014	2013
Service cost	$-	$1,398	$-	$525
Interest cost	-	811	-	360
Expected return on plan assets	-	(782)	-	-
Amortization of prior service cost (benefits)	-	18	-	(2)
Recognized actuarial loss	-	629	-	133
Net periodic benefit expense	$-	$2,074	$-	$1,016

U.S. Health Care Reform — In March 2010, the United States Congress enacted a health care reform law. Along with other provisions, the law (a) eliminated the tax free status of federal subsidies to companies with qualified retiree prescription drug plans that are actuarially equivalent to Medicare Part D plans beginning in 2013; (b) imposes a 40% excise tax on high-cost health plans as defined in the law beginning in 2018; (c) eliminated lifetime or annual coverage limits and required coverage for preventative health services beginning in September 2010; and (d) imposed a fee of $2 (subsequently adjusted for inflation) for each person covered by a health insurance policy beginning in September 2010. The new law did not significantly affect the Company’s consolidated and combined financial statements as of March 31, 2014 and December 31, 2013 and for the three-month periods ended March 31, 2014 and 2013.

Note 12 — Employee and Retiree Benefit Plans

PENSION AND POSTRETIREMENT PLANS — After separating from Murphy Oil, the Company no longer sponsors or participates in any defined benefit pension plan or post retirement benefit plan for its employees.  Prior to the separation, Murphy Oil had defined benefit pension plans that were principally noncontributory and covered most full-time employees. Upon separation from Murphy Oil, all amounts for these plans that involved Murphy USA employees were frozen and retained by Murphy Oil. Therefore, the assets and liabilities related to Murphy USA employees in these plans are not included in these financial statements as Murphy USA was considered to be participating in multiple employer benefit plans due to co-mingling of various plan assets. However, the periodic benefit expense for each period prior to August 30, 2013 includes the expense of the U.S. benefit plans. All U.S. tax qualified plans meet the funding requirements of federal laws and regulations.

The table that follows provides the components of net periodic benefit expense associated with Company employees for the three years ended December 31, 2013.  The net periodic benefit expense ended on the separation date of August 30, 2013 and therefore no further expense was recorded in 2013 for these plans.

	Years ended December 31,
				Other Postretirement
	Pension Benefits			Benefits
(Thousands of dollars)	2013	2012	2011	2013	2012	2011
Service cost	$3,401	$4,227	$5,482	$1,447	$1,770	$2,708
Interest cost	2,717	4,252	6,535	983	1,454	3,023
Expected return on plan assets	(2,794)	(3,860)	(5,840)	-	-	-
Amortization of prior service cost (benefits)	53	90	166	(7)	(10)	(73)
Recognized actuarial loss	2,108	2,986	2,685	363	369	1,174
Termination benefits expense	-	-	695		-	-
Curtailment expense	-	-	821		-	(285)
Net periodic benefit expense	$5,485	$7,695	$10,544	$2,786	$3,583	$6,547

The following table provides the weighted-average assumptions used in the measurement of the net periodic benefit expense for the years ended December 31, 2012 and 2011.

	Net Periodic Benefit Expenses
	Pension Benefits Year		Postretirement Benefits Year
	2012	2011	2012	2011
Discount rate	4.87%	5.50%	4.87%	5.50%
Expected return on plan assets	6.50%	6.50%	0%	0%
Rate of compensation increase	4.20%	4.16%	0%	0%

The discount rates used for purposes of determining the expense are based on the universe of high-quality corporate bonds that are available.  Cash flow analyses are performed in which a spot yield curve is used to discount projected benefit payment streams for the most significant plans.  The discounted cash flows are used to determine an equivalent single rate which is the basis for selecting the discount rate.  Expected plan asset returns are based on long-term expectations for asset portfolios with similar investment mix characteristics.  Expected compensation increases were based on anticipated future averages for Murphy Oil.

U.S. Health Care Reform — In March 2010, the United States Congress enacted a health care reform law. Along with other provisions, the law (a)  imposes a 40% excise tax on high-cost health plans as defined in the law beginning in 2018; (b) eliminated lifetime or annual coverage limits and required coverage for preventative health services beginning in September 2010; and (c) imposed a fee of $2 (subsequently adjusted for inflation) for each person covered by a health insurance policy beginning in September 2010. The new law did not significantly affect the Company’s consolidated and combined financial statements as of December 31, 2013 and 2012 and for the three years ended December 31, 2013.  The Company continues to evaluate the various components of the law as guidance is issued and cannot predict with certainty all the ways it may impact the Company.  However, based on  the evaluation performed to date, the Company currently believes that the health care reform law will not have a material effect on its financial condition, results of operations, or cash flows in future periods.

THRIFT PLAN – At the time of the spin-off, Murphy USA set up a new qualified defined contribution plan for full-time employees with an asset transfer from the Murphy Oil defined contribution plan.  Most full-time employees of the Company may participate in savings plans by contributing up to a specified percentage of their base pay.  The Company matches contributions at 100% of each employee’s contribution with a maximum match of 6%.  In addition, the Company makes profit sharing contributions on an annual basis.  Eligible employees receive a stated percentage of their base and incentive pay of 5%,  7%, or 9% determined on a formula that is based on a combination of age and years of service.  The Company’s expenses related to this plan were $4,678,000 in 2013, $2,460,000 in 2012 and $1,794,000 in 2011.

PROFIT SHARING PLAN –  Eligible part-time employees may participate in the Company’s noncontributory profit sharing plan.  Each year, the Company may make a discretionary employer contribution in an amount determined and authorized at the discretion of the Board of Directors.  Eligible employees receive an allocation based on their compensation earned for the year the contribution is allocated.  The Company’s expenses related to this plan were $1,861,000 in 2013, $1,627,000 in 2012 and $1,788,000 in 2011.